Note 4 - Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Warrants or Rights, Assumptions Used [Table Text Block]
	September 30, 2023	December 31, 2022
Risk-free interest rate	5.1% to 5.6%	4.2% to 4.8%
Volatility	69.1% to 89.8%	63.1% to 76.3%
Expected life (years)	0.2 to 1.9	0.1 to 2.6
Dividend yield	—%	—%

Year Ended December 31,
	2022	2021
Risk-free interest rate	4.2% to 4.8%	0.1% to 1.1%
Volatility	63.1% to 76.3%	71.8% to 114.5%
Expected life (years)	0.1 to 2.6	0.1 to 3.6
Dividend yield	—%	—%

Schedule of Warrant Activity [Table Text Block]
	Number of Shares	Range of Warrant Exercise		Weighted Average	Weighted Average Remaining Contractual
	Under Warrant	Price per Share		Exercise Price	Life (Years)
Balance at January 1, 2023	2,656,296	$6.30	$16.80	$9.49	1.7
Expired warrants	(384,415)	$13.92	$16.80	$16.22	—
Balance at September 30, 2023	2,271,881	$6.30	$12.12	$8.26	1.1
Exercisable at September 30, 2023	2,271,881	$6.30	$12.12	$8.26	1.1

	Number of Shares Under Warrant	Range of Warrant Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2021	2,723,645	6.600 to16.8080	$9.46	2.6
Granted	—	6.300 to6.3030	$—	—
Exercised	—	6.600 to6.6060	$6.60	—
Expired	(67,349)	8.100 to9.0000	$8.42	—
Outstanding at December 31, 2022	2,656,296	6.300 to16.8080	$9.49	1.7

Vested and Exercisable at December 31, 2022	2,656,296	6.300 to16.8080	$9.49	1.7